Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair Value Measurement

23. Fair Value Measurement

Assets and liabilities measured at fair value on a nonrecurring basis

As of December 31, 2022 and 2023, the Company had no financial assets or financial liabilities that are measured at fair value on non-recurring basis. The Company measured its non-financial assets, such as its property, equipment and leasehold improvements, intangible assets, goodwill on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured the Corporate borrowings from Fanhua Group and warrant at fair value on a recurring basis. As the Company’s Corporate borrowings from Fanhua Group and warrant are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of the Corporate borrowings from Fanhua Group and warrant. This instrument is categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2022 and 2023.

The following table summarizes the Company’s financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2022 and 2023:

	As of December 31, 2022
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	-	-	1,045	1,045
Corporate borrowings from Fanhua Group	-	-	59,932	59,932

	As of December 31, 2023
	Active Market (Level 1)	Observable Input (Level 2)	Unobservable Input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	5,419	-	850	6,269
Corporate borrowings from Fanhua Group	-	-	55,251	55,251

Warrant

The fair value of the warrants converted from Prime Impact are measured based on the listed market price of such warrant, a Level 1 measurement. The fair value of the warrants converted from CCT are measured based on binomial option pricing model, a Level 3 measurement. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the binomial option pricing model for the valuation of the fair value of warrants are: expiry date of warrant, fair market value per share as of valuation date, exercise price, risk free rate of interest, dividend yield, expected time to exercise as well as volatility.

Corporate borrowings from Fanhua Group

The Group classified the Corporate borrowings from Fanhua Group as current liability and measured at fair value. The Group classifies the valuation techniques that use fair value of the principle as Level 3 of fair value measurements. Generally, there are no quoted prices in active markets and other inputs that are directly or indirectly observable in the marketplace for the Corporate borrowings from Fanhua Group during the period at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and earning forecast as unobservable inputs other than quoted prices in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.